Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments
Book amount - beginning of the year	€ 12,630	€ 12,092
Additions and subscriptions	727	1,213
Divestments and reimbursements	(326)
Share of profit of equity-accounted investments	1,202	1,622
Share of loss of equity-accounted investments	(316)	(281)
Deduction for dividends	(1,752)	(2,000)
Changes in the scope of consolidation	650	(211)
Currency translation differences	667	(412)
Other changes	668	607
Book amount - end of the year	14,150	12,630
Investments in unconsolidated entities controlled by Eni
Investments
Book amount - beginning of the year	53	50
Additions and subscriptions	35	3
Divestments and reimbursements	(2)
Share of profit of equity-accounted investments	5	4
Share of loss of equity-accounted investments	(12)	(3)
Deduction for dividends	(3)	(1)
Changes in the scope of consolidation	8	3
Currency translation differences		(2)
Other changes	(2)	(1)
Book amount - end of the year	82	53
Joint ventures
Investments
Book amount - beginning of the year	8,250	7,065
Additions and subscriptions	450	1,024
Divestments and reimbursements	(291)
Share of profit of equity-accounted investments	795	818
Share of loss of equity-accounted investments	(123)	(149)
Deduction for dividends	(655)	(939)
Changes in the scope of consolidation	635	13
Currency translation differences	461	(244)
Other changes	(73)	662
Book amount - end of the year	9,449	8,250
Associates
Investments
Book amount - beginning of the year	4,327	4,977
Additions and subscriptions	242	186
Divestments and reimbursements	(33)
Share of profit of equity-accounted investments	402	800
Share of loss of equity-accounted investments	(181)	(129)
Deduction for dividends	(1,094)	(1,060)
Changes in the scope of consolidation	7	(227)
Currency translation differences	206	(166)
Other changes	743	(54)
Book amount - end of the year	€ 4,619	€ 4,327